Organization and principal activities - Exclusive Business Cooperation Agreements and Exclusive option agreements (Details) - Jimu WFOE	12 Months Ended
Dec. 31, 2018
Exclusive Business Cooperation Agreements
Exclusive Business Cooperation Agreements and Exclusive option agreements
Term of the agreements	10 years
Advance notice period for termination of agreement	30 days
Exclusive option agreements
Exclusive Business Cooperation Agreements and Exclusive option agreements
Term of the agreements	10 years